Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Intangible assets	Intangible assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2019	—	—	—	—
Acquired in business combination	1,458	548	47	2,053
Effects of foreign exchange	76	29	3	108
Balance – December 31, 2020 (Note 4)	1,534	577	50	2,161
Effects of foreign exchange	(119)	(45)	(4)	(168)
Balance – December 31, 2021	1,415	532	46	1,993

	Acquired
	Customer relationships	Technology	Trademarks	Total

Accumulated amortization
Balance – December 31, 2019	—	—	—	—
Amortization	40	18	3	61
Effects of foreign exchange	3	1	—	4
Balance – December 31, 2020 (Note 4)	43	19	3	65
Amortization	248	109	16	373
Effects of foreign exchange	(15)	(4)	(2)	(21)
Balance – December 31, 2021	276	124	17	417

Carrying value
Balance – December 31, 2020 (Note 4)	1,491	558	47	2,096
Balance – December 31, 2021	1,139	408	29	1,576